Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

July 31, 2021

MCX-QTLY-0921
1.929304.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc. (a)	2,273,649	$28,352,403
Entertainment - 1.2%
Live Nation Entertainment, Inc. (b)	277,260	21,873,041
Madison Square Garden Sports Corp. (a)(b)	38,962	6,340,676
Playtika Holding Corp.	157,318	3,497,179
Roku, Inc. Class A (b)	238,032	101,951,486
Skillz, Inc. (a)(b)	608,063	8,561,527
Spotify Technology SA (b)	282,284	64,549,882
Take-Two Interactive Software, Inc. (b)	235,811	40,894,344
World Wrestling Entertainment, Inc. Class A (a)	91,879	4,536,985
Zynga, Inc. (b)	2,062,603	20,832,290
		273,037,410
Interactive Media & Services - 1.6%
IAC (b)	157,862	21,672,874
Match Group, Inc. (b)	557,336	88,766,905
Pinterest, Inc. Class A (b)	1,129,163	66,507,701
TripAdvisor, Inc. (b)	203,172	7,710,377
Twitter, Inc. (b)	1,611,448	112,398,498
Vimeo, Inc. (b)	258,779	11,593,299
Zillow Group, Inc.:
Class A (b)	122,727	13,147,744
Class C (a)(b)	338,535	35,972,729
		357,770,127
Media - 1.7%
Altice U.S.A., Inc. Class A (b)	441,467	13,566,281
Cable One, Inc.	11,147	21,045,425
Discovery Communications, Inc.:
Class A (b)	341,103	9,895,398
Class C (non-vtg.) (b)	651,240	17,655,116
DISH Network Corp. Class A (b)	513,051	21,491,706
Fox Corp.:
Class A	665,753	23,740,752
Class B	313,995	10,437,194
Interpublic Group of Companies, Inc.	809,478	28,623,142
Liberty Broadband Corp.:
Class A (b)	51,517	8,843,923
Class C (b)	313,042	55,561,825
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	409,025	19,195,543
Liberty Media Class A (a)(b)	51,956	2,154,096
Liberty SiriusXM Series A (b)	165,722	7,737,560
Liberty SiriusXM Series C (b)	334,181	15,439,162
News Corp.:
Class A	804,645	19,818,406
Class B	250,473	5,888,620
Nexstar Broadcasting Group, Inc. Class A	84,971	12,496,685
Omnicom Group, Inc.	440,068	32,045,752
Sirius XM Holdings, Inc. (a)	1,861,079	12,041,181
The New York Times Co. Class A	340,743	14,917,729
ViacomCBS, Inc.:
Class A	17,491	778,874
Class B	1,203,638	49,264,903
		402,639,273

TOTAL COMMUNICATION SERVICES		1,061,799,213

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.7%
Aptiv PLC (b)	557,467	93,013,369
BorgWarner, Inc.	494,691	24,229,965
Gentex Corp.	498,946	16,979,132
Lear Corp.	123,953	21,689,296
QuantumScape Corp. Class A (a)(b)	240,115	5,501,035
		161,412,797
Automobiles - 0.1%
Harley-Davidson, Inc.	316,188	12,527,369
Thor Industries, Inc. (a)	109,904	13,008,237
		25,535,606
Distributors - 0.4%
Genuine Parts Co.	291,809	37,036,398
LKQ Corp. (b)	577,620	29,314,215
Pool Corp.	80,402	38,417,684
		104,768,297
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (b)	125,453	18,755,224
Chegg, Inc. (a)(b)	289,374	25,647,218
Frontdoor, Inc. (b)	177,093	8,666,931
Grand Canyon Education, Inc. (b)	94,694	8,746,885
H&R Block, Inc. (a)	375,024	9,206,839
Service Corp. International	337,825	21,110,684
Terminix Global Holdings, Inc. (a)(b)	265,607	13,944,368
		106,078,149
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	473,191	16,623,200
Boyd Gaming Corp. (b)	169,486	9,660,702
Caesars Entertainment, Inc. (b)	411,819	35,976,508
Carnival Corp. (a)(b)	1,759,376	38,090,490
Chipotle Mexican Grill, Inc. (b)	57,970	108,023,617
Choice Hotels International, Inc. (a)	71,909	8,621,889
Churchill Downs, Inc.	76,122	14,143,468
Darden Restaurants, Inc.	268,600	39,183,368
Domino's Pizza, Inc.	79,897	41,985,075
DraftKings, Inc. Class A (a)(b)	627,175	30,417,988
Expedia, Inc. (b)	291,572	46,905,188
Hilton Worldwide Holdings, Inc. (b)	565,982	74,398,334
Hyatt Hotels Corp. Class A (a)(b)	83,542	6,672,500
Marriott Vacations Worldwide Corp. (b)	85,975	12,670,136
MGM Resorts International	842,850	31,632,161
Norwegian Cruise Line Holdings Ltd. (a)(b)	762,571	18,324,581
Penn National Gaming, Inc. (b)	322,392	22,045,165
Planet Fitness, Inc. (a)(b)	171,998	12,939,410
Royal Caribbean Cruises Ltd. (b)	452,662	34,796,128
Six Flags Entertainment Corp. (a)(b)	159,261	6,617,295
Travel+Leisure Co.	174,973	9,063,601
Vail Resorts, Inc. (a)(b)	82,427	25,156,720
Wendy's Co.	367,932	8,539,702
Wyndham Hotels & Resorts, Inc.	189,328	13,642,976
Wynn Resorts Ltd. (b)	218,207	21,456,294
Yum China Holdings, Inc. (a)	869,330	54,063,633
Yum! Brands, Inc.	616,258	80,970,139
		822,620,268
Household Durables - 1.6%
D.R. Horton, Inc.	687,039	65,564,132
Garmin Ltd.	312,674	49,152,353
Leggett & Platt, Inc.	274,525	13,185,436
Lennar Corp.:
Class A	560,031	58,887,260
Class B	33,111	2,859,135
Mohawk Industries, Inc. (b)	116,798	22,763,930
Newell Brands, Inc.	785,405	19,438,774
NVR, Inc. (b)	6,817	35,602,464
PulteGroup, Inc.	540,997	29,684,505
Tempur Sealy International, Inc.	375,783	16,260,130
Toll Brothers, Inc.	231,976	13,749,218
TopBuild Corp. (b)	68,122	13,807,648
Whirlpool Corp. (a)	126,559	28,037,881
		368,992,866
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc.	173,197	30,186,505
Etsy, Inc. (b)	261,575	48,001,628
Qurate Retail, Inc. Series A (a)	767,469	9,102,182
Wayfair LLC Class A (a)(b)	155,616	37,559,478
		124,849,793
Leisure Products - 0.7%
Brunswick Corp.	160,691	16,776,140
Hasbro, Inc.	264,140	26,266,082
Hayward Holdings, Inc. (a)	79,060	1,904,555
Mattel, Inc. (b)	720,027	15,638,986
Peloton Interactive, Inc. Class A (b)	545,342	64,377,623
Polaris, Inc.	119,096	15,609,913
YETI Holdings, Inc. (b)	176,651	17,016,791
		157,590,090
Multiline Retail - 0.4%
Dollar Tree, Inc. (b)	478,547	47,754,205
Kohl's Corp.	323,285	16,422,878
Nordstrom, Inc. (a)(b)	228,172	7,552,493
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	134,705	12,541,036
		84,270,612
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	135,049	28,638,491
AutoNation, Inc. (b)	104,824	12,718,296
AutoZone, Inc. (b)	45,470	73,823,728
Bath & Body Works, Inc.	487,004	38,994,410
Best Buy Co., Inc.	516,460	58,024,281
Burlington Stores, Inc. (b)	137,035	45,879,318
CarMax, Inc. (b)	336,830	45,118,379
Carvana Co. Class A (a)(b)	159,267	53,762,169
Dick's Sporting Goods, Inc. (a)	129,786	13,515,914
Five Below, Inc. (b)	113,767	22,118,580
Floor & Decor Holdings, Inc. Class A (b)	210,155	25,641,012
Foot Locker, Inc.	185,333	10,575,101
GameStop Corp. Class A (a)(b)	122,176	19,684,997
Gap, Inc.	415,620	12,123,635
Leslie's, Inc. (a)	225,044	5,479,821
Lithia Motors, Inc. Class A (sub. vtg.)	59,741	22,535,500
O'Reilly Automotive, Inc. (b)	142,493	86,042,973
Penske Automotive Group, Inc.	65,673	5,818,628
Petco Health & Wellness Co., Inc. (a)	154,269	3,182,569
RH (b)	35,431	23,529,018
Tractor Supply Co.	237,483	42,967,799
Ulta Beauty, Inc. (b)	111,122	37,314,768
Vroom, Inc. (a)(b)	237,684	8,803,815
Williams-Sonoma, Inc. (a)	154,640	23,458,888
		719,752,090
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (b)	304,958	17,172,185
Carter's, Inc. (a)	88,908	8,689,868
Columbia Sportswear Co.	82,443	8,212,972
Deckers Outdoor Corp. (b)	57,582	23,657,565
Hanesbrands, Inc. (a)	716,507	13,083,418
lululemon athletica, Inc. (b)	235,609	94,283,654
PVH Corp. (b)	146,593	15,336,560
Ralph Lauren Corp.	97,698	11,090,677
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	272,001	14,601,014
Tapestry, Inc. (b)	576,351	24,379,647
Under Armour, Inc.:
Class A (sub. vtg.) (b)	388,995	7,954,948
Class C (non-vtg.) (b)	408,947	7,164,751
VF Corp.	668,879	53,644,096
		299,271,355

TOTAL CONSUMER DISCRETIONARY		2,975,141,923

CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (b)	19,251	13,668,210
Brown-Forman Corp.:
Class A	94,801	6,341,239
Class B (non-vtg.)	378,085	26,813,788
Molson Coors Beverage Co. Class B	368,644	18,023,005
		64,846,242
Food & Staples Retailing - 0.4%
Albertsons Companies, Inc. (a)	320,560	6,924,096
Casey's General Stores, Inc.	76,114	15,048,499
Grocery Outlet Holding Corp. (a)(b)	180,391	5,974,550
Kroger Co.	1,544,669	62,868,028
U.S. Foods Holding Corp. (a)(b)	456,110	15,662,817
		106,477,990
Food Products - 2.1%
Archer Daniels Midland Co.	1,150,305	68,696,215
Beyond Meat, Inc. (a)(b)	118,344	14,520,809
Bunge Ltd.	283,775	22,029,453
Campbell Soup Co. (a)	402,959	17,617,367
Conagra Brands, Inc.	967,642	32,406,331
Darling Ingredients, Inc. (b)	333,673	23,046,794
Flowers Foods, Inc. (a)	387,043	9,118,733
Freshpet, Inc. (b)	84,266	12,340,756
Hormel Foods Corp. (a)	584,179	27,094,222
Ingredion, Inc. (a)	138,441	12,156,504
Kellogg Co.	519,951	32,944,095
Lamb Weston Holdings, Inc.	301,456	20,128,217
McCormick & Co., Inc. (non-vtg.)	515,373	43,378,945
Pilgrim's Pride Corp. (b)	97,951	2,169,615
Post Holdings, Inc. (b)	121,778	12,462,761
Seaboard Corp.	519	2,133,090
The Hain Celestial Group, Inc. (b)	173,009	6,904,789
The Hershey Co.	302,258	54,067,911
The J.M. Smucker Co.	219,124	28,729,348
Tyson Foods, Inc. Class A	593,286	42,396,218
		484,342,173
Household Products - 0.4%
Church & Dwight Co., Inc.	506,845	43,882,640
Reynolds Consumer Products, Inc. (a)	112,308	3,195,163
Spectrum Brands Holdings, Inc.	86,436	7,550,185
The Clorox Co.	257,023	46,492,890
		101,120,878
Personal Products - 0.1%
Coty, Inc. Class A (b)	599,269	5,231,618
Herbalife Nutrition Ltd. (b)	221,715	11,294,162
		16,525,780

TOTAL CONSUMER STAPLES		773,313,063

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,522,467	32,337,199
Halliburton Co.	1,830,459	37,853,892
NOV, Inc. (b)	804,455	11,109,524
		81,300,615
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream GP LP (a)	690,249	6,557,366
APA Corp.	778,923	14,604,806
Cabot Oil & Gas Corp.	810,700	12,971,200
Cheniere Energy, Inc. (b)	483,848	41,093,211
Cimarex Energy Co.	207,612	13,536,302
Continental Resources, Inc. (a)	134,283	4,585,764
Devon Energy Corp.	1,392,638	35,985,766
Diamondback Energy, Inc.	373,048	28,773,192
DT Midstream, Inc. (b)	199,307	8,450,617
EQT Corp. (a)(b)	575,015	10,574,526
Hess Corp.	572,872	43,790,336
HollyFrontier Corp.	308,982	9,084,071
Marathon Oil Corp.	1,619,190	18,766,412
Marathon Petroleum Corp.	1,346,918	74,376,812
New Fortress Energy, Inc.	54,593	1,654,714
Occidental Petroleum Corp.	1,745,856	45,566,842
ONEOK, Inc.	916,409	47,625,776
Phillips 66 Co.	904,631	66,427,054
Pioneer Natural Resources Co.	445,887	64,818,593
Targa Resources Corp.	465,336	19,595,299
Texas Pacific Land Corp. (a)	12,149	18,132,990
The Williams Companies, Inc.	2,511,482	62,912,624
Valero Energy Corp.	843,510	56,489,865
		706,374,138

TOTAL ENERGY		787,674,753

FINANCIALS - 11.8%
Banks - 3.0%
Bank of Hawaii Corp. (a)	82,151	6,876,860
Bank OZK	253,690	10,327,720
BOK Financial Corp.	63,105	5,301,451
Citizens Financial Group, Inc.	877,566	36,998,183
Comerica, Inc.	288,123	19,782,525
Commerce Bancshares, Inc. (a)	219,684	15,538,249
Cullen/Frost Bankers, Inc. (a)	117,908	12,653,887
East West Bancorp, Inc.	291,427	20,735,031
Fifth Third Bancorp	1,449,426	52,599,670
First Citizens Bancshares, Inc. (a)	12,468	9,757,332
First Hawaiian, Inc. (a)	268,734	7,398,247
First Horizon National Corp.	1,130,099	17,460,030
First Republic Bank	362,187	70,633,709
FNB Corp., Pennsylvania	657,410	7,533,919
Huntington Bancshares, Inc./Ohio	3,027,534	42,627,679
KeyCorp	1,997,981	39,280,306
M&T Bank Corp.	264,964	35,465,431
PacWest Bancorp	243,311	9,688,644
Peoples United Financial, Inc.	877,991	13,784,459
Pinnacle Financial Partners, Inc.	153,433	13,749,131
Popular, Inc.	171,040	12,444,870
Prosperity Bancshares, Inc.	184,377	12,572,668
Regions Financial Corp.	1,985,754	38,225,765
Signature Bank (a)	116,409	26,421,351
Sterling Bancorp	394,459	8,563,705
SVB Financial Group (b)	115,500	63,520,380
Synovus Financial Corp.	304,201	12,441,821
Umpqua Holdings Corp.	454,063	8,568,169
Webster Financial Corp. (a)	185,838	8,938,808
Western Alliance Bancorp.	208,176	19,322,896
Wintrust Financial Corp.	116,999	8,353,729
Zions Bancorp NA (a)	333,219	17,377,371
		684,943,996
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	85,706	13,579,259
Ameriprise Financial, Inc.	240,777	62,014,524
Apollo Global Management LLC Class A (a)	368,640	21,698,150
Ares Management Corp.	283,939	20,332,872
Carlyle Group LP	335,143	16,914,667
Cboe Global Markets, Inc.	219,615	26,017,789
Evercore, Inc. Class A	82,544	10,912,317
FactSet Research Systems, Inc.	78,295	27,973,238
Franklin Resources, Inc.	597,117	17,644,807
Interactive Brokers Group, Inc.	165,770	10,254,532
Invesco Ltd.	688,755	16,791,847
Janus Henderson Group PLC (a)	352,716	14,757,637
Jefferies Financial Group, Inc.	451,758	14,993,848
KKR & Co. LP	1,136,478	72,461,837
Lazard Ltd. Class A	210,302	9,926,254
LPL Financial	164,394	23,186,130
MarketAxess Holdings, Inc.	77,153	36,660,791
Morningstar, Inc.	48,295	12,200,766
MSCI, Inc.	165,664	98,729,117
NASDAQ, Inc.	235,871	44,044,192
Northern Trust Corp.	424,042	47,853,140
Raymond James Financial, Inc.	254,244	32,919,513
SEI Investments Co.	226,171	13,751,197
State Street Corp.	717,945	62,561,727
Stifel Financial Corp.	210,653	14,016,851
T. Rowe Price Group, Inc.	465,423	95,020,760
Tradeweb Markets, Inc. Class A	216,706	18,794,911
Virtu Financial, Inc. Class A	192,697	4,960,021
		860,972,694
Consumer Finance - 0.9%
Ally Financial, Inc.	765,052	39,293,071
Credit Acceptance Corp. (a)(b)	19,210	9,312,432
Discover Financial Services	629,395	78,246,386
OneMain Holdings, Inc.	182,863	11,154,643
Santander Consumer U.S.A. Holdings, Inc.	124,447	5,106,060
SLM Corp.	664,526	12,513,025
Synchrony Financial	1,198,583	56,357,373
Upstart Holdings, Inc.	25,401	3,067,425
		215,050,415
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	792,073	24,451,294
Voya Financial, Inc. (a)	248,651	16,013,124
		40,464,418
Insurance - 3.6%
AFLAC, Inc.	1,387,361	76,304,855
Alleghany Corp. (b)	27,888	18,492,533
American Financial Group, Inc.	139,998	17,708,347
Arch Capital Group Ltd. (b)	802,636	31,302,804
Arthur J. Gallagher & Co.	417,887	58,215,838
Assurant, Inc.	124,729	19,683,483
Assured Guaranty Ltd. (a)	150,128	7,177,620
Athene Holding Ltd. (b)	238,423	15,406,894
Axis Capital Holdings Ltd.	159,898	8,134,011
Brighthouse Financial, Inc. (b)	177,761	7,654,389
Brown & Brown, Inc.	484,147	26,337,597
Cincinnati Financial Corp.	309,401	36,472,190
CNA Financial Corp.	56,976	2,507,514
Erie Indemnity Co. Class A	51,811	9,579,336
Everest Re Group Ltd.	81,874	20,700,203
Fidelity National Financial, Inc.	570,659	25,457,098
First American Financial Corp.	219,849	14,798,036
Globe Life, Inc.	209,497	19,506,266
GoHealth, Inc. (a)(b)	98,695	868,516
Hanover Insurance Group, Inc.	73,722	10,018,820
Hartford Financial Services Group, Inc.	736,847	46,878,206
Kemper Corp.	125,871	8,308,745
Lemonade, Inc. (a)(b)	78,895	6,868,599
Lincoln National Corp.	391,283	24,110,858
Loews Corp.	458,022	24,563,720
Markel Corp. (b)	27,919	33,675,060
Mercury General Corp. (a)	55,013	3,346,441
Old Republic International Corp.	577,993	14,253,307
Primerica, Inc.	80,903	11,829,637
Principal Financial Group, Inc.	554,963	34,479,851
Prudential Financial, Inc.	814,766	81,704,734
Reinsurance Group of America, Inc.	140,097	15,435,887
RenaissanceRe Holdings Ltd. (a)	101,420	15,485,820
Unum Group	420,796	11,529,810
W.R. Berkley Corp.	285,086	20,859,743
White Mountains Insurance Group Ltd.	6,233	7,053,076
Willis Towers Watson PLC	265,319	54,676,940
		841,386,784
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,082,432	17,178,196
Annaly Capital Management, Inc.	2,886,011	24,502,233
New Residential Investment Corp.	893,483	8,720,394
Starwood Property Trust, Inc.	566,342	14,741,882
		65,142,705
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	697,686	9,655,974
New York Community Bancorp, Inc. (a)	932,013	10,979,113
Rocket Cos., Inc. (a)	279,412	4,817,063
TFS Financial Corp.	101,463	1,976,499
UWM Holdings Corp. Class A (a)	88,434	674,751
		28,103,400

TOTAL FINANCIALS		2,736,064,412

HEALTH CARE - 11.9%
Biotechnology - 1.8%
Acceleron Pharma, Inc. (b)	108,931	13,622,911
Alnylam Pharmaceuticals, Inc. (b)	242,231	43,344,815
BioMarin Pharmaceutical, Inc. (b)	376,710	28,904,958
CureVac NV (a)(b)	109,692	5,403,428
Exact Sciences Corp. (b)	352,591	38,023,413
Exelixis, Inc. (b)	639,143	10,769,560
Horizon Therapeutics PLC (b)	450,842	45,093,217
Incyte Corp. (b)	381,518	29,510,417
Ionis Pharmaceuticals, Inc. (b)	289,591	10,755,410
Iovance Biotherapeutics, Inc. (b)	299,839	6,677,415
Mirati Therapeutics, Inc. (b)	81,036	12,970,622
Natera, Inc. (b)	169,843	19,450,420
Neurocrine Biosciences, Inc. (b)	193,141	18,002,673
Novavax, Inc. (b)	152,504	27,348,542
Repligen Corp. (b)	113,005	27,765,329
Sage Therapeutics, Inc. (b)	106,107	4,640,059
Sarepta Therapeutics, Inc. (a)(b)	157,563	10,679,620
Seagen, Inc. (b)	275,561	42,268,302
Ultragenyx Pharmaceutical, Inc. (b)	133,067	10,622,739
United Therapeutics Corp. (b)	91,119	16,577,280
		422,431,130
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (b)	91,523	29,940,834
Dentsply Sirona, Inc.	448,803	29,638,950
DexCom, Inc. (b)	199,149	102,663,301
Envista Holdings Corp. (b)	332,162	14,309,539
Globus Medical, Inc. (a)(b)	159,535	13,268,526
Hill-Rom Holdings, Inc.	137,371	19,020,389
Hologic, Inc. (b)	523,823	39,307,678
ICU Medical, Inc. (b)	41,113	8,357,862
IDEXX Laboratories, Inc. (b)	174,814	118,616,516
Insulet Corp. (b)	136,544	38,189,991
Integra LifeSciences Holdings Corp. (b)	149,246	10,803,918
Masimo Corp. (b)	103,318	28,142,790
Novocure Ltd. (b)	211,375	32,553,864
Penumbra, Inc. (b)	69,736	18,565,815
Quidel Corp. (a)(b)	77,585	10,975,950
ResMed, Inc.	297,218	80,783,852
STERIS PLC	203,924	44,445,236
Tandem Diabetes Care, Inc. (b)	126,022	13,694,811
Teleflex, Inc.	96,539	38,367,495
The Cooper Companies, Inc.	99,971	42,164,769
West Pharmaceutical Services, Inc.	151,805	62,502,673
Zimmer Biomet Holdings, Inc.	431,235	70,472,424
		866,787,183
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (b)	182,591	11,269,517
agilon health, Inc. (a)(b)	103,570	3,810,340
Amedisys, Inc. (b)	66,208	17,255,129
AmerisourceBergen Corp.	303,238	37,046,586
Cardinal Health, Inc.	599,956	35,625,387
Chemed Corp.	32,191	15,323,560
DaVita HealthCare Partners, Inc. (b)	144,702	17,400,416
Encompass Health Corp.	201,542	16,778,372
Guardant Health, Inc. (a)(b)	185,436	20,360,873
Henry Schein, Inc. (b)	290,859	23,312,349
Laboratory Corp. of America Holdings (b)	201,872	59,784,393
McKesson Corp.	329,386	67,138,748
Molina Healthcare, Inc. (b)	119,100	32,515,491
Oak Street Health, Inc. (a)(b)	214,068	13,494,847
Premier, Inc.	251,183	8,952,162
Quest Diagnostics, Inc.	269,255	38,180,359
Signify Health, Inc. (a)	47,270	1,244,146
Universal Health Services, Inc. Class B	156,544	25,111,223
		444,603,898
Health Care Technology - 0.9%
Cerner Corp.	622,627	50,052,985
Certara, Inc. (a)	69,048	1,878,796
Change Healthcare, Inc. (b)	509,376	11,058,553
Teladoc Health, Inc. (a)(b)	302,805	44,951,402
Veeva Systems, Inc. Class A (b)	282,981	94,150,609
		202,092,345
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (b)	172,687	31,641,439
Adaptive Biotechnologies Corp. (a)(b)	224,697	8,237,392
Agilent Technologies, Inc.	628,568	96,315,475
Avantor, Inc. (b)	1,197,418	44,998,968
Bio-Rad Laboratories, Inc. Class A (b)	43,808	32,396,454
Bio-Techne Corp.	79,941	38,550,748
Bruker Corp.	211,271	17,377,040
Charles River Laboratories International, Inc. (b)	102,907	41,874,916
IQVIA Holdings, Inc. (b)	394,012	97,596,772
Maravai LifeSciences Holdings, Inc.	155,817	6,851,273
Mettler-Toledo International, Inc. (b)	47,410	69,868,591
PerkinElmer, Inc.	231,306	42,150,892
PPD, Inc. (b)	330,769	15,255,066
QIAGEN NV (b)	468,726	24,744,046
Sotera Health Co.	161,921	3,837,528
Syneos Health, Inc. (a)(b)	210,077	18,837,605
Waters Corp. (b)	126,279	49,224,817
		639,759,022
Pharmaceuticals - 0.8%
Catalent, Inc. (b)	335,445	40,189,665
Elanco Animal Health, Inc. (b)	919,277	33,526,032
Jazz Pharmaceuticals PLC (b)	122,377	20,745,349
Nektar Therapeutics (a)(b)	366,426	5,785,867
Organon & Co.	523,823	15,196,105
Perrigo Co. PLC	275,797	13,246,530
Royalty Pharma PLC (a)	671,614	25,655,655
Viatris, Inc.	2,496,277	35,122,617
		189,467,820

TOTAL HEALTH CARE		2,765,141,398

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (b)	131,937	24,542,921
BWX Technologies, Inc.	196,161	11,265,526
Curtiss-Wright Corp.	84,118	9,951,159
HEICO Corp.	92,570	12,520,093
HEICO Corp. Class A	162,359	19,692,523
Hexcel Corp. (a)(b)	172,525	9,388,811
Howmet Aerospace, Inc.	809,212	26,558,338
Huntington Ingalls Industries, Inc.	81,334	16,684,043
Mercury Systems, Inc. (a)(b)	114,049	7,527,234
Spirit AeroSystems Holdings, Inc. Class A	216,209	9,342,391
Teledyne Technologies, Inc. (b)	94,895	42,965,609
Textron, Inc.	465,965	32,156,245
TransDigm Group, Inc. (b)	106,773	68,451,103
Virgin Galactic Holdings, Inc. (a)(b)	296,579	8,894,404
		299,940,400
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	272,662	24,313,271
Expeditors International of Washington, Inc.	347,524	44,569,953
XPO Logistics, Inc. (b)	199,900	27,724,131
		96,607,355
Airlines - 0.9%
Alaska Air Group, Inc. (b)	251,813	14,612,708
American Airlines Group, Inc. (a)(b)	1,318,447	26,869,950
Copa Holdings SA Class A (a)(b)	65,088	4,615,390
Delta Air Lines, Inc. (b)	1,320,110	52,672,389
JetBlue Airways Corp. (b)	653,559	9,666,138
Southwest Airlines Co. (b)	1,220,295	61,649,303
United Airlines Holdings, Inc. (b)	667,684	31,194,196
		201,280,074
Building Products - 1.8%
A.O. Smith Corp.	273,276	19,219,501
Advanced Drain Systems, Inc. (a)	116,164	14,182,463
Allegion PLC	185,391	25,324,411
Armstrong World Industries, Inc.	98,168	10,619,814
Builders FirstSource, Inc. (b)	423,144	18,829,908
Carrier Global Corp.	1,796,379	99,249,940
Fortune Brands Home & Security, Inc.	285,321	27,810,238
Lennox International, Inc.	70,332	23,169,471
Masco Corp.	522,491	31,197,938
Owens Corning	215,167	20,690,459
The AZEK Co., Inc. (b)	226,286	8,230,022
Trane Technologies PLC	493,078	100,395,612
Trex Co., Inc. (a)(b)	238,933	23,200,394
		422,120,171
Commercial Services & Supplies - 1.1%
ADT, Inc. (a)	326,607	3,426,107
Cintas Corp.	184,110	72,572,480
Clean Harbors, Inc. (b)	104,556	9,932,820
Copart, Inc. (b)	431,809	63,475,923
Driven Brands Holdings, Inc.	75,593	2,405,369
IAA, Inc. (b)	278,484	16,842,712
MSA Safety, Inc. (a)	75,696	12,450,478
Republic Services, Inc.	434,021	51,370,726
Rollins, Inc.	467,923	17,935,489
Stericycle, Inc. (b)	188,861	13,324,144
		263,736,248
Construction & Engineering - 0.3%
AECOM (b)	288,694	18,176,174
MasTec, Inc. (b)	115,903	11,732,861
Quanta Services, Inc.	285,726	25,972,493
Valmont Industries, Inc. (a)	43,064	10,204,015
		66,085,543
Electrical Equipment - 1.5%
Acuity Brands, Inc. (a)	73,006	12,803,792
AMETEK, Inc.	476,251	66,222,702
ChargePoint Holdings, Inc. Class A (a)(b)	283,189	6,697,420
Generac Holdings, Inc. (b)	126,670	53,120,331
Hubbell, Inc. Class B	111,789	22,409,223
nVent Electric PLC	343,778	10,866,823
Plug Power, Inc. (a)(b)	1,033,602	28,196,663
Regal Beloit Corp.	83,767	12,333,015
Rockwell Automation, Inc.	239,792	73,716,857
Sensata Technologies, Inc. PLC (b)	321,226	18,830,268
Shoals Technologies Group, Inc. (a)	211,007	6,138,194
Sunrun, Inc. (b)	411,661	21,805,683
Vertiv Holdings Co. (a)	580,655	16,281,566
		349,422,537
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc. (a)	106,064	21,450,383
Machinery - 3.9%
AGCO Corp.	128,846	17,021,845
Allison Transmission Holdings, Inc. (a)	224,949	8,977,715
Colfax Corp. (a)(b)	241,508	11,080,387
Crane Co. (a)	101,831	9,901,028
Cummins, Inc.	301,817	70,051,726
Donaldson Co., Inc.	260,256	17,226,345
Dover Corp.	296,416	49,537,042
Flowserve Corp.	268,527	11,302,301
Fortive Corp.	674,848	49,034,456
Gates Industrial Corp. PLC (a)(b)	144,417	2,615,392
Graco, Inc.	346,699	27,070,258
IDEX Corp.	156,830	35,551,793
Ingersoll Rand, Inc. (b)	774,482	37,848,935
ITT, Inc. (a)	177,916	17,419,756
Lincoln Electric Holdings, Inc.	118,551	16,529,566
Middleby Corp. (a)(b)	113,745	21,781,030
Nordson Corp.	119,875	27,107,334
Oshkosh Corp.	141,082	16,866,353
Otis Worldwide Corp.	887,940	79,515,027
PACCAR, Inc.	703,911	58,417,574
Parker Hannifin Corp.	265,751	82,922,285
Pentair PLC	341,409	25,151,601
Snap-On, Inc.	110,253	24,032,949
Stanley Black & Decker, Inc.	333,410	65,698,441
Timken Co.	132,575	10,539,713
Toro Co.	221,853	25,233,560
Westinghouse Air Brake Co.	374,537	31,786,955
Woodward, Inc.	118,556	14,411,667
Xylem, Inc.	369,747	46,532,660
		911,165,694
Marine - 0.0%
Kirby Corp. (a)(b)	123,016	7,123,857
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	280,212	24,044,992
CACI International, Inc. Class A (b)	47,998	12,813,546
Clarivate Analytics PLC (a)(b)	850,955	19,401,774
CoStar Group, Inc. (b)	809,140	71,892,089
Dun & Bradstreet Holdings, Inc. (b)	330,621	6,929,816
Equifax, Inc.	250,258	65,217,235
FTI Consulting, Inc. (a)(b)	69,245	10,088,997
IHS Markit Ltd.	771,265	90,114,603
Jacobs Engineering Group, Inc.	266,917	36,100,524
Leidos Holdings, Inc.	291,532	31,024,835
Manpower, Inc.	112,141	13,297,680
Nielsen Holdings PLC	738,136	17,486,442
Robert Half International, Inc.	226,837	22,277,662
Science Applications Internati (a)	119,539	10,435,755
TransUnion Holding Co., Inc.	395,328	47,463,080
Verisk Analytics, Inc.	327,879	62,277,337
		540,866,367
Road & Rail - 1.0%
AMERCO	18,476	10,863,149
J.B. Hunt Transport Services, Inc.	173,617	29,245,784
Kansas City Southern	187,217	50,136,713
Knight-Swift Transportation Holdings, Inc. Class A (a)	331,993	16,496,732
Landstar System, Inc.	78,918	12,390,126
Lyft, Inc. (b)	579,151	32,038,633
Old Dominion Freight Lines, Inc.	211,147	56,830,215
Ryder System, Inc.	107,778	8,207,295
Schneider National, Inc. Class B (a)	106,695	2,394,236
TuSimple Holdings, Inc. (a)(b)	74,102	2,726,954
		221,329,837
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	220,984	9,360,882
Fastenal Co.	1,185,276	64,917,567
MSC Industrial Direct Co., Inc. Class A (a)	92,633	8,260,085
SiteOne Landscape Supply, Inc. (a)(b)	91,007	15,906,203
United Rentals, Inc. (b)	149,368	49,224,224
Univar, Inc. (b)	345,410	8,476,361
W.W. Grainger, Inc.	95,974	42,668,121
Watsco, Inc.	67,449	19,050,296
		217,863,739

TOTAL INDUSTRIALS		3,618,992,205

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	124,372	47,309,865
Ciena Corp. (b)	318,355	18,509,160
CommScope Holding Co., Inc. (b)	414,408	8,768,873
F5 Networks, Inc. (b)	122,947	25,389,785
Juniper Networks, Inc.	669,842	18,849,354
Lumentum Holdings, Inc. (b)	156,220	13,120,918
Motorola Solutions, Inc.	343,292	76,869,945
Ubiquiti, Inc. (a)	13,553	4,243,444
ViaSat, Inc. (a)(b)	127,898	6,348,857
		219,410,201
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,206,368	87,449,616
Arrow Electronics, Inc. (b)	151,585	17,973,433
Avnet, Inc.	204,788	8,461,840
CDW Corp.	289,067	53,000,434
Cognex Corp.	353,073	31,921,330
Coherent, Inc. (b)	50,453	12,408,411
Corning, Inc.	1,571,935	65,801,199
IPG Photonics Corp. (b)	74,735	16,304,188
Jabil, Inc.	299,373	17,824,668
Keysight Technologies, Inc. (b)	382,959	63,015,903
Littelfuse, Inc.	49,436	13,149,482
National Instruments Corp.	270,973	11,952,619
SYNNEX Corp.	85,936	10,272,789
Trimble, Inc. (b)	517,223	44,222,567
Vontier Corp.	349,134	11,294,485
Zebra Technologies Corp. Class A (b)	109,963	60,752,358
		525,805,322
IT Services - 3.3%
Akamai Technologies, Inc. (b)	332,021	39,815,958
Alliance Data Systems Corp.	102,730	9,579,573
Amdocs Ltd.	267,110	20,596,852
Broadridge Financial Solutions, Inc.	238,832	41,434,964
Concentrix Corp. (b)	86,971	14,239,762
DXC Technology Co. (b)	523,983	20,948,840
EPAM Systems, Inc. (b)	111,145	62,218,971
Euronet Worldwide, Inc. (b)	104,546	14,931,260
Fastly, Inc. Class A (a)(b)	218,300	10,493,681
FleetCor Technologies, Inc. (b)	168,384	43,480,116
Gartner, Inc. (b)	172,938	45,781,877
Genpact Ltd.	378,153	18,835,801
Globant SA (b)	80,204	19,181,589
GoDaddy, Inc. (b)	346,686	29,069,621
Jack Henry & Associates, Inc.	152,488	26,546,636
MongoDB, Inc. Class A (b)	109,220	39,201,242
Okta, Inc. (b)	256,541	63,568,294
Paychex, Inc. (a)	665,342	75,729,226
Paysafe Ltd. (a)(b)	636,979	6,873,003
Sabre Corp. (a)(b)	655,282	7,725,775
Shift4 Payments, Inc. (a)(b)	88,653	7,906,961
SolarWinds, Inc. (a)(b)	143,863	1,617,020
StoneCo Ltd. Class A (b)	456,683	26,871,228
Switch, Inc. Class A	236,671	4,889,623
The Western Union Co.	842,977	19,565,496
VeriSign, Inc. (b)	203,660	44,065,914
WEX, Inc. (a)(b)	92,225	17,497,849
Wix.com Ltd. (b)	110,095	32,878,771
		765,545,903
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (b)	106,276	2,913,025
Brooks Automation, Inc.	151,147	13,453,594
Cirrus Logic, Inc. (b)	119,378	9,859,429
Cree, Inc. (a)(b)	238,150	22,090,794
Enphase Energy, Inc. (b)	272,385	51,644,196
Entegris, Inc.	278,016	33,539,850
First Solar, Inc. (a)(b)	218,863	18,830,973
Marvell Technology, Inc.	1,667,931	100,926,505
Maxim Integrated Products, Inc.	552,341	55,184,389
Microchip Technology, Inc.	515,581	73,789,953
MKS Instruments, Inc. (a)	114,158	17,858,878
Monolithic Power Systems, Inc.	92,568	41,587,100
ON Semiconductor Corp. (b)	874,444	34,155,783
Qorvo, Inc. (b)	233,367	44,244,050
Skyworks Solutions, Inc.	340,676	62,858,129
Teradyne, Inc.	343,246	43,592,242
Universal Display Corp. (a)	89,363	20,954,730
Xilinx, Inc.	508,071	76,129,359
		723,612,979
Software - 8.1%
Alteryx, Inc. Class A (a)(b)	121,377	9,394,580
Anaplan, Inc. (b)	289,951	16,585,197
ANSYS, Inc. (b)	179,900	66,285,954
Aspen Technology, Inc. (b)	140,235	20,510,771
Avalara, Inc. (b)	174,919	29,241,209
Bentley Systems, Inc. Class B (a)	278,407	16,929,930
Bill.Com Holdings, Inc. (b)	154,916	32,039,727
Black Knight, Inc. (b)	313,855	25,990,333
C3.Ai, Inc. (a)	37,899	1,908,215
Cadence Design Systems, Inc. (b)	567,710	83,822,382
CDK Global, Inc.	251,668	12,077,547
Ceridian HCM Holding, Inc. (a)(b)	266,719	26,245,150
Citrix Systems, Inc.	255,769	25,768,727
Cloudflare, Inc. (a)(b)	519,116	61,582,731
Coupa Software, Inc. (b)	151,111	32,791,087
Crowdstrike Holdings, Inc. (b)	331,412	84,049,397
Datadog, Inc. Class A (b)	468,083	51,816,788
Datto Holding Corp. (a)	49,327	1,286,941
DocuSign, Inc. (b)	394,019	117,433,423
Dolby Laboratories, Inc. Class A	132,578	12,873,324
DoubleVerify Holdings, Inc. (a)(b)	31,338	1,084,295
Dropbox, Inc. Class A (b)	629,452	19,821,443
Duck Creek Technologies, Inc. (a)(b)	148,054	6,504,012
Dynatrace, Inc. (b)	379,781	24,256,612
Elastic NV (b)	141,024	20,880,013
Everbridge, Inc. (a)(b)	77,569	10,954,294
Fair Isaac Corp. (b)	57,608	30,181,407
FireEye, Inc. (b)	483,943	9,775,649
Five9, Inc. (b)	137,906	27,759,099
Fortinet, Inc. (b)	276,623	75,307,846
Guidewire Software, Inc. (b)	173,229	19,955,981
HubSpot, Inc. (b)	92,043	54,859,469
Jamf Holding Corp. (a)(b)	109,319	3,586,756
Manhattan Associates, Inc. (b)	130,675	20,859,650
McAfee Corp.	95,382	2,581,991
Medallia, Inc. (b)	213,814	7,241,880
N-able, Inc. (a)(b)	72,217	996,595
nCino, Inc. (a)(b)	97,135	6,174,872
New Relic, Inc. (b)	112,972	7,804,106
NortonLifeLock, Inc.	1,135,114	28,173,529
Nuance Communications, Inc. (b)	588,430	32,304,807
Nutanix, Inc. Class A (b)	397,649	14,323,317
Palantir Technologies, Inc. (b)	3,355,636	72,850,858
Palo Alto Networks, Inc. (b)	196,878	78,564,166
Paycom Software, Inc. (b)	104,724	41,889,600
Paylocity Holding Corp. (b)	77,382	16,053,670
Pegasystems, Inc.	84,227	10,750,734
Proofpoint, Inc. (b)	117,116	20,455,481
PTC, Inc. (b)	217,656	29,481,505
RingCentral, Inc. (b)	165,954	44,354,526
Smartsheet, Inc. (b)	248,040	17,995,302
Splunk, Inc.(b)	338,366	48,041,205
SS&C Technologies Holdings, Inc.	462,855	36,283,203
Synopsys, Inc. (b)	313,433	90,265,570
Teradata Corp. (b)	224,779	11,162,525
The Trade Desk, Inc. (b)	884,966	72,487,565
Tyler Technologies, Inc. (b)	83,144	40,960,060
Unity Software, Inc. (a)	303,900	32,553,768
Zendesk, Inc. (b)	242,915	31,707,695
Zscaler, Inc. (b)	159,640	37,660,672
		1,887,539,141
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	2,685,418	38,938,561
HP, Inc.	2,576,816	74,392,678
NCR Corp. (a)(b)	263,144	11,683,594
NetApp, Inc.	459,617	36,580,917
Pure Storage, Inc. Class A (b)	550,443	10,744,647
Western Digital Corp. (b)	633,937	41,161,529
Xerox Holdings Corp.	316,196	7,629,809
		221,131,735

TOTAL INFORMATION TECHNOLOGY		4,343,045,281

MATERIALS - 5.3%
Chemicals - 2.6%
Albemarle Corp. U.S.	240,090	49,468,144
Ashland Global Holdings, Inc. (a)	113,435	9,649,915
Axalta Coating Systems Ltd. (b)	431,158	12,977,856
Celanese Corp. Class A	232,690	36,246,121
CF Industries Holdings, Inc.	441,594	20,865,317
Corteva, Inc.	1,524,802	65,231,030
Diversey Holdings Ltd. (b)	105,715	1,763,326
Eastman Chemical Co.	280,429	31,609,957
Element Solutions, Inc.	477,710	11,173,637
FMC Corp.	266,099	28,459,288
Huntsman Corp.	435,278	11,495,692
International Flavors & Fragrances, Inc.	514,511	77,505,937
LyondellBasell Industries NV Class A	542,976	53,933,806
NewMarket Corp.	13,830	4,369,035
Olin Corp.	296,856	13,961,138
PPG Industries, Inc.	489,016	79,963,896
RPM International, Inc.	263,638	22,828,414
The Chemours Co. LLC	339,836	11,299,547
The Mosaic Co.	713,390	22,279,170
The Scotts Miracle-Gro Co. Class A	84,768	15,000,545
Valvoline, Inc. (a)	373,937	11,472,387
W.R. Grace & Co.	116,159	8,084,666
Westlake Chemical Corp.	68,455	5,676,289
		605,315,113
Construction Materials - 0.5%
Eagle Materials, Inc.	84,908	11,999,199
Martin Marietta Materials, Inc.	128,440	46,662,252
Vulcan Materials Co.	273,112	49,157,429
		107,818,880
Containers & Packaging - 1.4%
Amcor PLC	3,182,561	36,790,405
Aptargroup, Inc.	135,616	17,483,615
Ardagh Group SA	37,899	884,942
Avery Dennison Corp.	170,926	36,010,690
Ball Corp.	664,004	53,704,644
Berry Global Group, Inc. (b)	278,885	17,929,517
Crown Holdings, Inc.	267,865	26,722,212
Graphic Packaging Holding Co. (a)	582,806	11,172,391
International Paper Co.	808,381	46,692,087
Packaging Corp. of America	193,575	27,390,863
Sealed Air Corp.	313,556	17,794,303
Silgan Holdings, Inc.	172,928	7,007,043
Sonoco Products Co. (a)	207,222	13,218,691
WestRock Co.	537,629	26,456,723
		339,258,126
Metals & Mining - 0.8%
Alcoa Corp. (b)	385,617	15,482,523
Cleveland-Cliffs, Inc. (a)(b)	940,751	23,518,775
Nucor Corp.	617,189	64,200,000
Reliance Steel & Aluminum Co.	130,812	20,557,106
Royal Gold, Inc. (a)	135,295	16,441,048
Steel Dynamics, Inc.	414,335	26,703,891
United States Steel Corp. (a)	552,074	14,618,920
		181,522,263
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	210,445	11,667,071

TOTAL MATERIALS		1,245,581,453

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	302,125	60,829,848
American Campus Communities, Inc.	282,672	14,221,228
American Homes 4 Rent Class A	573,956	24,106,152
Americold Realty Trust	521,335	20,253,865
Apartment Income (REIT) Corp.	322,644	16,983,980
AvalonBay Communities, Inc.	287,954	65,604,560
Boston Properties, Inc.	322,433	37,847,186
Brixmor Property Group, Inc.	611,184	14,069,456
Camden Property Trust (SBI)	195,119	29,148,827
CoreSite Realty Corp.	87,895	12,147,968
Cousins Properties, Inc.	306,044	12,156,068
CubeSmart	414,538	20,585,957
CyrusOne, Inc.	252,865	18,021,689
Douglas Emmett, Inc.	343,452	11,471,297
Duke Realty Corp.	773,076	39,334,107
EPR Properties	152,786	7,685,136
Equity Lifestyle Properties, Inc.	358,840	30,070,792
Equity Residential (SBI)	761,316	64,049,515
Essex Property Trust, Inc.	133,843	43,913,888
Extra Space Storage, Inc.	270,862	47,167,909
Federal Realty Investment Trust (SBI)	159,358	18,729,346
First Industrial Realty Trust, Inc.	265,642	14,551,869
Gaming & Leisure Properties	455,242	21,551,156
Healthcare Trust of America, Inc.	449,271	12,844,658
Healthpeak Properties, Inc.	1,113,431	41,163,544
Highwoods Properties, Inc. (SBI)	212,168	10,118,292
Host Hotels & Resorts, Inc. (b)	1,443,933	23,001,853
Hudson Pacific Properties, Inc.	302,945	8,258,281
Invitation Homes, Inc.	1,172,530	47,698,520
Iron Mountain, Inc.	591,641	25,890,210
JBG SMITH Properties	255,737	8,344,698
Kilroy Realty Corp.	239,685	16,602,980
Kimco Realty Corp.	852,401	18,181,713
Lamar Advertising Co. Class A	177,926	18,966,912
Life Storage, Inc.	157,636	18,500,161
Medical Properties Trust, Inc.	1,196,648	25,165,507
Mid-America Apartment Communities, Inc.	235,140	45,405,534
National Retail Properties, Inc.	360,668	17,625,845
Omega Healthcare Investors, Inc.	485,417	17,610,929
Park Hotels & Resorts, Inc. (b)	484,729	8,967,487
Rayonier, Inc.	285,003	10,747,463
Realty Income Corp.	771,909	54,257,484
Regency Centers Corp.	348,708	22,808,990
Rexford Industrial Realty, Inc.	277,102	17,047,315
SBA Communications Corp. Class A	223,766	76,301,968
Simon Property Group, Inc.	673,803	85,249,556
SL Green Realty Corp.	144,842	10,784,935
Spirit Realty Capital, Inc.	236,648	11,884,463
Store Capital Corp.	504,412	18,254,670
Sun Communities, Inc.	228,261	44,764,265
UDR, Inc.	609,891	33,537,906
Ventas, Inc.	774,242	46,284,187
VEREIT, Inc.	472,575	23,141,998
VICI Properties, Inc. (a)	1,109,196	34,595,823
Vornado Realty Trust	362,281	15,759,224
Weingarten Realty Investors (SBI)	246,648	7,939,599
Welltower, Inc.	862,874	74,949,236
Weyerhaeuser Co.	1,547,737	52,205,169
WP Carey, Inc.	364,432	29,406,018
		1,678,769,192
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (b)	689,729	66,531,259
Howard Hughes Corp. (b)	85,665	7,942,002
Jones Lang LaSalle, Inc. (b)	105,547	23,491,596
Opendoor Technologies, Inc. (a)(b)	715,945	10,610,305
		108,575,162

TOTAL REAL ESTATE		1,787,344,354

UTILITIES - 4.5%
Electric Utilities - 2.0%
Alliant Energy Corp.	516,752	30,245,495
Avangrid, Inc. (a)	117,920	6,148,349
Edison International	770,313	41,982,059
Entergy Corp.	413,976	42,606,410
Evergy, Inc.	472,340	30,806,015
Eversource Energy	709,095	61,173,626
FirstEnergy Corp.	1,123,712	43,060,644
Hawaiian Electric Industries, Inc. (a)	217,655	9,433,168
IDACORP, Inc.	103,928	10,959,208
NRG Energy, Inc.	502,429	20,720,172
OGE Energy Corp.	412,179	13,911,041
PG&E Corp. (a)(b)	3,119,432	27,419,807
Pinnacle West Capital Corp.	232,723	19,444,007
PPL Corp.	1,591,935	45,163,196
Xcel Energy, Inc.	1,112,324	75,916,113
		478,989,310
Gas Utilities - 0.2%
Atmos Energy Corp.	267,134	26,336,741
National Fuel Gas Co. (a)	180,166	9,265,937
UGI Corp.	429,471	19,751,371
		55,354,049
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (a)	263,701	11,191,470
The AES Corp.	1,364,183	32,331,137
Vistra Corp.	988,991	18,939,178
		62,461,785
Multi-Utilities - 1.6%
Ameren Corp.	525,775	44,123,038
CenterPoint Energy, Inc.	1,200,179	30,556,557
CMS Energy Corp.	597,026	36,890,237
Consolidated Edison, Inc.	709,499	52,339,741
DTE Energy Co.	398,611	46,765,043
MDU Resources Group, Inc.	411,797	13,062,201
NiSource, Inc.	808,898	20,036,403
Public Service Enterprise Group, Inc.	1,041,895	64,837,126
WEC Energy Group, Inc.	651,944	61,374,008
		369,984,354
Water Utilities - 0.4%
American Water Works Co., Inc.	375,085	63,805,709
Essential Utilities, Inc. (a)	462,731	22,729,347
		86,535,056

TOTAL UTILITIES		1,053,324,554

TOTAL COMMON STOCKS
(Cost $16,145,229,790)		23,147,422,609

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (c)	49,962,831	49,972,824
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,015,714,508	1,015,816,079
TOTAL MONEY MARKET FUNDS
(Cost $1,065,784,987)		1,065,788,903
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $17,211,014,777)		24,213,211,512
NET OTHER ASSETS (LIABILITIES) - (4.2)%(e)		(974,657,317)
NET ASSETS - 100%		$23,238,554,195

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	288	Sept. 2021	$77,722,560	$1,230,453	$1,230,453

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $2,484,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,084
Fidelity Securities Lending Cash Central Fund	521,448
Total	$529,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$43,980,920	$788,040,655	$782,048,751	$--	$--	$49,972,824	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	646,407,750	1,301,612,966	932,204,637	--	--	1,015,816,079	3.2%
Total	$690,388,670	$2,089,653,621	$1,714,253,388	$--	$--	$1,065,788,903

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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